STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

February 29, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Capital Goods - 7.0%
Deere & Co.	1,500		547,575
Fastenal Co.	19,370		1,414,204
Ferguson PLC	2,790		589,945
Hexcel Corp.	7,640		568,874
The Toro Company	5,970	[a]	551,091
			3,671,689
Commercial & Professional Services - 6.8%
Automatic Data Processing, Inc.	4,240		1,064,791
Copart, Inc.	27,230	[b]	1,447,274
Paychex, Inc.	8,490		1,041,044
			3,553,109
Consumer Discretionary Distribution & Retail - 6.1%
O'Reilly Automotive, Inc.	1,390	[b]	1,511,514
The TJX Companies, Inc.	11,550		1,145,067
Tractor Supply Co.	2,140		544,245
			3,200,826
Consumer Durables & Apparel - 2.0%
NIKE, Inc., Cl. B	10,290		1,069,440
Consumer Services - 2.8%
Booking Holdings, Inc.	276		957,397
McDonald's Corp.	1,720		502,722
			1,460,119
Consumer Staples Distribution - 2.9%
Costco Wholesale Corp.	2,030		1,510,097
Financial Services - 10.5%
Jack Henry & Associates, Inc.	6,400		1,112,128
Mastercard, Inc., Cl. A	3,650		1,732,874
Moody's Corp.	4,010		1,521,474
Visa, Inc., Cl. A	3,950	[a]	1,116,428
			5,482,904
Health Care Equipment & Services - 12.5%
Align Technology, Inc.	1,750	[b]	529,235
Edwards Lifesciences Corp.	17,880	[b]	1,517,476
Intuitive Surgical, Inc.	4,120	[b]	1,588,672
ResMed, Inc.	7,840		1,361,965
Stryker Corp.	4,360		1,521,945
			6,519,293
Household & Personal Products - 1.7%
The Estee Lauder Companies, Inc., Cl. A	6,000		891,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.0% (continued)
Materials - 3.7%
Ecolab, Inc.		2,310		519,380
Linde PLC		3,220		1,445,200
				1,964,580
Media & Entertainment - 6.1%
Alphabet, Inc., Cl. C		15,140	[b]	2,116,269
Netflix, Inc.		960	[b]	578,803
The Walt Disney Company		4,640		517,731
				3,212,803
Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
Eli Lilly & Co.		2,170		1,635,486
Mettler-Toledo International, Inc.		1,280	[b]	1,596,442
Vertex Pharmaceuticals, Inc.		1,320	[b]	555,377
Waters Corp.		1,750	[b]	590,485
West Pharmaceutical Services, Inc.		4,410		1,580,368
				5,958,158
Semiconductors & Semiconductor Equipment - 2.5%
Texas Instruments, Inc.		7,860		1,315,214
Software & Services - 12.7%
Adobe, Inc.		2,430	[b]	1,361,480
Cognizant Technology Solutions Corp., Cl. A		6,740		532,595
Fortinet, Inc.		20,620	[b]	1,425,048
Manhattan Associates, Inc.		4,290	[b]	1,086,786
Microsoft Corp.		5,390		2,229,519
				6,635,428
Technology Hardware & Equipment - 5.3%
Amphenol Corp., Cl. A		15,710		1,716,160
Cisco Systems, Inc.		10,470		506,434
Keysight Technologies, Inc.		3,530	[b]	544,679
				2,767,273
Transportation - 3.0%
Old Dominion Freight Line, Inc.		3,550		1,570,804
Total Common Stocks (cost $19,663,651)				50,783,217
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $401,263)	5.41	401,263	[c]	401,263
Total Investments (cost $20,064,914)		97.8%		51,184,480
Cash and Receivables (Net)		2.2%		1,136,073
Net Assets		100.0%		52,320,553

a Security, or portion thereof, on loan. At February 29, 2024, the value of the fund’s securities on loan was $1,650,675 and the value of the collateral was $1,703,097, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	50,783,217	-	-	50,783,217
Investment Companies	401,263	-	-	401,263

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2024, accumulated net unrealized appreciation on investments was $31,119,566 consisting of $31,526,500 gross unrealized appreciation and $406,934 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.